Investment securities (Details 2) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Available-for-sale securities
Amortized cost	3,196		2,892
Gross unrealized gains, Securities	127		99
Gross unrealized losses, Securities	0		4
Fair value	3,323	3,320	2,987	3,546
Debt securities
Available-for-sale securities
Amortized cost	3,112		2,809
Gross unrealized gains, Debt securities	105		81
Gross unrealized losses, Debt securities	0		4
Fair value	3,217		2,886
Debt securities issued by the Swiss federal, cantonal or local government entities
Available-for-sale securities
Amortized cost	373		389
Gross unrealized gains, Debt securities	24		15
Gross unrealized losses, Debt securities	0		2
Fair value	397		402
Debt securities issued by foreign governments
Available-for-sale securities
Amortized cost	1,758		1,350
Gross unrealized gains, Debt securities	52		39
Gross unrealized losses, Debt securities	0		1
Fair value	1,810		1,388
Corporate debt securities
Available-for-sale securities
Amortized cost	573		590
Gross unrealized gains, Debt securities	14		16
Gross unrealized losses, Debt securities	0		0
Fair value	587		606
Collateralized debt obligations
Available-for-sale securities
Amortized cost	408		480
Gross unrealized gains, Debt securities	15		11
Gross unrealized losses, Debt securities	0		1
Fair value	423		490
Equity securities
Available-for-sale securities
Amortized cost	84		83
Gross unrealized gains, Equity securities	22		18
Gross unrealized losses, Equity securities	0		0
Fair value	106		101
Banks, trust and insurance companies
Available-for-sale securities
Amortized cost	74		74
Gross unrealized gains, Equity securities	22		18
Gross unrealized losses, Equity securities	0		0
Fair value	96		92
Industry and all other
Available-for-sale securities
Amortized cost	10		9
Gross unrealized gains, Equity securities	0		0
Gross unrealized losses, Equity securities	0		0
Fair value	10		9